Concentration Of Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Of Risk [Abstract]
Number of days prior written notice to cancel agreements	90 days
VITAS made purchases from OCR	$ 40.9	$ 39.4	$ 36.1
Percentage of concentration risk services represent from vendor	90.00%	90.00%